Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Cash flows from operating activities
Net income	$ 971,195	$ 431,323
Net income from discontinued operations	0	759,695
Net income from continuing operations	971,195	1,191,018
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation expense	227,049	237,039
Amortization of intangible asset	216,781	224,708
Amortization of prepaid consulting expense	0	140,738
Loss (gain) from disposal of property, plant and equipment	2,867	(8,017)
Issuance of common stock for service	33,812	0
Changes in operating assets and liabilities:
Accounts receivable - non-related party	(4,653,105)	(2,250,145)
Advances to suppliers	9,607,140	8,132,865
Advances to suppliers- related party	(1,422,000)	0
Inventory	(1,317,697)	123,653
Prepaid expenses and other receivables	8,280	(17,958)
Manufacturing rebate receivable	0	1,591,920
Accounts payable	1,032,112	(303,835)
Accrued liabilities and other payables	232,756	(370,284)
Customer deposits	(2,908,226)	69,605
Taxes payable	409,442	(25,988)
Net cash provided by continuing operations	2,440,406	8,735,319
Net cash provided by discontinued operations	0	2,630,211
Net cash provided by operating activities	2,440,406	11,365,530
Cash flows from investing activities
Acquisition of property, plant and equipment	(9,524)	(104,815)
Proceeds from disposal of property, plant and equipment	21,450	16,214
Net cash provided by (used in) continuing operations	11,926	(88,601)
Net cash used in discontinued operations	0	(470)
Net cash provided by (used in) investing activities	11,926	(89,071)
Cash flows from financing activities
Proceeds from (repayment of) loans from third parties	0	(2,874,595)
Bank acceptance notes payable, net of repayment	1,221,327	(2,048,388)
Proceeds from bank loans	6,652,116	4,242,172
Repayments of bank loans	(6,794,316)	(4,684,372)
Repayment of loans from related parties, net	(557,765)	(534,993)
Net cash used in continuing operations	521,362	(5,900,176)
Net cash provided by discontinued operations	0	0
Net cash used in financing activities	521,362	(5,900,176)
Effect of exchange rate changes on cash, restricted cash and cash equivalents	(198,016)	(429,963)
Net increase (decrease) in cash, restricted cash and cash equivalents	2,775,678	4,946,320
Cash, restricted cash and cash equivalents, beginning of year	12,645,977	9,869,793
Cash, restricted cash and cash equivalents, end of year	15,421,655	14,816,113
Supplemental disclosure information:
Income taxes paid	28,487	581,843
Interest paid	$ 168,560	$ 237,568